Segment information (Details 2) $ in Millions	12 Months Ended
	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 ARS ($)	Jun. 30, 2020 USD ($)
Statement [Line Items]
Revenues	$ 95,850,000,000		$ 69,547,000,000		$ 82,244,000,000
Costs	(69,785,000,000)		(55,479,000,000)		(55,631,000,000)
Gross profit / (loss)	42,463,000,000		36,824,000,000		34,999,000,000
Net (loss) / gain from fair value adjustment of investment properties	2,215,000,000		2,832,000,000
General and administrative expenses		$ (9,047)		$ 8,473	(8,440,000,000)
Selling expenses	(7,341,000,000)		(6,800,000,000)		(7,953,000,000)
Other operating results, net	(765,000,000)		(3,742,000,000)		4,100,000,000
Profit / (loss) from operations	43,229,000,000		16,274,000,000			$ 107,950
Segment profit / (loss)	63,000,000,000		(40,179,000,000)		49,265,000,000
Property, plant and equipment	59,432,000,000		65,783,000,000
Investments in associates	17,918,000,000		21,316,000,000
Operations Center in Argentina [Member] | Total [Member]
Statement [Line Items]
Revenues	25,593,000,000		16,585,000,000		27,434,000,000
Costs	(5,350,000,000)		(5,654,000,000)		(6,786,000,000)
Gross profit / (loss)	20,243,000,000		10,931,000,000		20,648,000,000
Net (loss) / gain from fair value adjustment of investment properties	12,801,000,000		12,520,000,000		82,423,000,000
General and administrative expenses	5,367,000,000		5,075,000,000		5,521,000,000
Selling expenses	(2,241,000,000)		(2,478,000,000)		(3,032,000,000)
Other operating results, net	28,000,000		257,000,000		28,000,000
Profit / (loss) from operations	25,464,000,000		(9,399,000,000)		94,546,000,000
Share of loss of associates and joint ventures	466,000,000		(6,541,000,000)		17,367,000,000
Segment profit / (loss)	25,930,000,000		(15,940,000,000)		111,913,000,000
Property, plant and equipment	12,331,000,000		10,477,000,000		8,125,000,000
Investments in associates	11,578,000,000		14,611,000,000		22,842,000,000
Other reportable assets	3,665,000,000		3,947,000,000		2,719,000,000
Reportable assets	325,941,000,000		339,767,000,000		389,132,000,000
Investment and trading properties	298,367,000,000		310,732,000,000		355,446,000,000
Operations Center in Argentina [Member] | Shopping Malls [Member]
Statement [Line Items]
Revenues	17,334,000,000		8,727,000,000		14,569,000,000
Costs	(1,495,000,000)		(1,428,000,000)		(1,401,000,000)
Gross profit / (loss)	15,839,000,000		7,299,000,000		13,168,000,000
Net (loss) / gain from fair value adjustment of investment properties	553,000,000		(33,349,000,000)		(5,185,000,000)
General and administrative expenses	2,862,000,000		2,348,000,000		2,044,000,000
Selling expenses	(847,000,000)		(740,000,000)		(1,751,000,000)
Other operating results, net	(142,000,000)		(207,000,000)		42,000,000
Profit / (loss) from operations	12,541,000,000		(29,345,000,000)		4,230,000,000
Share of loss of associates and joint ventures	0		0		0
Segment profit / (loss)	12,541,000,000		(29,345,000,000)		4,230,000,000
Investment and trading properties	91,770,000,000		89,070,000,000		120,956,000,000
Property, plant and equipment	261,000,000		395,000,000		456,000,000
Investments in associates	0		0		0
Other reportable assets	186,000,000		189,000,000		192,000,000
Reportable assets	92,217,000,000		89,654,000,000		121,604,000,000
Operations Center in Argentina [Member] | Offices [Member]
Statement [Line Items]
Revenues	3,041,000,000		4,401,000,000		5,616,000,000
Costs	(293,000,000)		(236,000,000)		(209,000,000)
Gross profit / (loss)	2,748,000,000		4,165,000,000		5,407,000,000
Net (loss) / gain from fair value adjustment of investment properties	(5,264,000,000)		9,235,000,000		54,723,000,000
General and administrative expenses	381,000,000		713,000,000		601,000,000
Selling expenses	(77,199,000,000)		(307,000,000)		(185,000,000)
Other operating results, net	(23,000,000)		(8,000,000)		(20,000,000)
Profit / (loss) from operations	2,997,000,000		12,372,000,000		59,324,000,000
Share of loss of associates and joint ventures	0		0		0
Segment profit / (loss)	2,997,000,000		12,372,000,000		59,324,000,000
Investment and trading properties	66,860,000,000		118,827,000,000		147,513,000,000
Property, plant and equipment	4,177,000,000		3,367,000,000		128,000,000
Investments in associates	0		0		0
Other reportable assets	159,000,000		161,000,000		224,000,000
Reportable assets	71,196,000,000		122,355,000,000		147,865,000,000
Operations Center in Argentina [Member] | Sales and developments [Member]
Statement [Line Items]
Revenues	746,000,000		1,271,000,000		2,025,000,000
Costs	(581,000,000)		(1,373,000,000)		(1,873,000,000)
Gross profit / (loss)	165,000,000		(102,000,000)		152,000,000
Net (loss) / gain from fair value adjustment of investment properties	17,452,000,000		11,538,000,000		33,224,000,000
General and administrative expenses	1,058,000,000		1,164,000,000		1,217,000,000
Selling expenses	(922,000,000)		(1,145,000,000)		(502,000,000)
Other operating results, net	(48,000,000)		(8,000,000)		(111,000,000)
Profit / (loss) from operations	15,589,000,000		9,119,000,000		31,546,000,000
Share of loss of associates and joint ventures	0		26,000,000		0
Segment profit / (loss)	15,589,000,000		9,093,000,000		31,546,000,000
Property, plant and equipment	2,359,000,000		2,143,000,000		2,359,000,000
Investments in associates	0		0		1,310,000,000
Other reportable assets	2,984,000,000		3,271,000,000		1,935,000,000
Reportable assets	144,673,000,000		107,829,000,000		91,640,000,000
Investment and trading properties	139,307,000,000		102,415,000,000		86,036,000,000
Operations Center in Argentina [Member] | Hotels [Member]
Statement [Line Items]
Revenues	4,300,000,000		1,510,000,000		4,978,000,000
Costs	(2,473,000,000)		(1,746,000,000)		(3,064,000,000)
Gross profit / (loss)	1,827,000,000		(236,000,000)		1,914,000,000
Net (loss) / gain from fair value adjustment of investment properties	0		0		0
General and administrative expenses	730,000,000		699,000,000		897,000,000
Selling expenses	(340,000,000)		(231,000,000)		(566,000,000)
Other operating results, net	(59,000,000)		(20,000,000)		(49,000,000)
Profit / (loss) from operations	698,000,000		1,186,000,000		402,000,000
Share of loss of associates and joint ventures	0		0		0
Segment profit / (loss)	698,000,000		1,186,000,000		402,000,000
Property, plant and equipment	4,439,000,000		4,223,000,000		4,786,000,000
Investments in associates	0		0		0
Other reportable assets	60,000,000		48,000,000		64,000,000
Reportable assets	4,499,000,000		4,271,000,000		4,850,000,000
Investment and trading properties	0		0		0
Operations Center in Argentina 1 [Member] | Other [Member]
Statement [Line Items]
Revenues	172,000,000		676,000,000		246,000,000
Costs	(508,000,000)		(871,000,000)		(239,000,000)
Gross profit / (loss)	336,000,000		195,000,000		7,000,000
Net (loss) / gain from fair value adjustment of investment properties	60,000,000			$ 56	339,000,000
General and administrative expenses	336,000,000		151,000,000		762,000,000
Selling expenses	(55,000,000)		(55,000,000)		(28,000,000)
Other operating results, net	300,000,000		(14,000,000)		166,000,000
Profit / (loss) from operations	367,000,000		359,000,000		956,000,000
Share of loss of associates and joint ventures	466,000,000		(6,515,000,000)		17,367,000,000
Segment profit / (loss)	99,000,000		(6,874,000,000)		16,411,000,000
Property, plant and equipment	1,072,000,000		349,000,000		396,000,000
Investments in associates	11,578,000,000		14,611,000,000		21,532,000,000
Other reportable assets	276,000,000		278,000,000		304,000,000
Reportable assets	13,356,000,000		15,658,000,000		23,173,000,000
Investment and trading properties	$ 430,000,000		$ 420,000,000		$ 941,000,000